FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES [Abstract]
Carrying value of estimated fair value of financial instruments
The carrying value of estimated fair value of the Company`s financial instruments at December 31, 2012 and 2011 are as follows:

All figures in USD '000	Fair Value Hierarchy Level	2012 Fair Value	2012 Carrying Value	2011 Fair Value	2011 Carrying Value
Cash and Cash Equivalents	1	55,511	55,511	24,006	24,006
Marketable Securities	1	549	549	583	583
Working capital, cooperative arrangements (current assets)		–	–	12,779	12,779
Working capital, Related Party		36,987	36,987	18,941	18,941
Credit Facility		(250,000)	(250,000)	(230,000)	(230,000)